Financial instruments (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Summary of maturity analysis for non-derivative financial liabilities

					2020
	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$34,815	34,815	$34,815	$-	$-

Convertible unsecured senior notes, including interest	52,403	67,419	3,306	64,113	-

Long-term obligations	4,666	5,000	5,000	-	-

Lease liabilities	2,980	3,640	621	1,267	1,752

	$94,864	$110,874	$43,742	$65,380	$1,752

					2019
	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$31,173	31,173	$31,173	$-	$-

Convertible unsecured senior notes, including interest	50,741	70,725	3,306	6,613	60,806

Long-term obligations	7,987	8,500	3,500	5,000	-

	$89,901	$110,398	$37,979	$11,613	$60,806

Summary of currency risk exposure explanatory

		2020		2019
	CA$	EURO	CA$	EURO

Cash	871	36	740	533

Bonds and money market funds	821	-	6,982	-

Trade and other receivables	522	1,052	328	447

Tax credits and grants receivable	942	25	-	-

Accounts payables and accrued liabilities	(4,937)	(4,496)	(5,101)	(793)

Lease liabilities	(2,109)	(1,138)	-	-

Total exposure	(3,890)	(4,521)	2,949	187

Summary of applicable exchange rates explanatory
The following exchange rates are those applicable as at November 30, 2020 and 2019.

		2020		2019
	Average rate	Reporting date rate	Average rate	Reporting date rate

CA$ – US$	0.7445	0.7695	0.7524	0.7530

Euro – US$	1.1325	1.1928	1.1217	1.1018

Disclosure of effect of changes in foreign exchange rates

		2020		2019
	CA$	EURO	CA$	EURO

Positive impact	(195)	(226)	147	9